Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,670,000.00
Total Fee Amount	368.72
Total Offset Amount	0.00
Net Fee	$ 368.72
Offering Table N/A
Offset Table N/A	N/A